Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Transamerica Funds
Entity Central Index Key	0000787623
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000171784
Shareholder Report [Line Items]
Fund Name	Transamerica Stock Index
Class Name	Class R
Trading Symbol	TSTRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$33	0.65%Footnote Reference*
Footnote	Description
Footnote*	Annualized. The Fund invests as a feeder fund in the S&P 500 Index Master Portfolio (the Portfolio). The expense table reflects the expenses of both the Fund and the Portfolio.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.65%	[1]
Expenses Represent Both Master and Feeder [Text]	The Fund invests as a feeder fund in the S&P 500 Index Master Portfolio (the Portfolio). The expense table reflects the expenses of both the Fund and the Portfolio.
AssetsNet	$ 291,833,105
Holdings Count | Holding	1
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$291,833,105
Number of Portfolio Holdings	1
Portfolio turnover rate of Master Portfolio	7%

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

S&P 500 Index Master Portfolio	100.0%
Net Other Assets (Liabilities)Footnote Reference^	(0.0)Footnote Reference*
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000171785
Shareholder Report [Line Items]
Fund Name	Transamerica Stock Index
Class Name	Class R4
Trading Symbol	TSTFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$15	0.30%Footnote Reference*
Footnote	Description
Footnote*	Annualized. The Fund invests as a feeder fund in the S&P 500 Index Master Portfolio (the Portfolio). The expense table reflects the expenses of both the Fund and the Portfolio.

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.30%	[2]
Expenses Represent Both Master and Feeder [Text]	The Fund invests as a feeder fund in the S&P 500 Index Master Portfolio (the Portfolio). The expense table reflects the expenses of both the Fund and the Portfolio.
AssetsNet	$ 291,833,105
Holdings Count | Holding	1
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$291,833,105
Number of Portfolio Holdings	1
Portfolio turnover rate of Master Portfolio	7%

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

S&P 500 Index Master Portfolio	100.0%
Net Other Assets (Liabilities)Footnote Reference^	(0.0)Footnote Reference*
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus

[1]	Annualized. The Fund invests as a feeder fund in the S&P 500 Index Master Portfolio (the Portfolio). The expense table reflects the expenses of both the Fund and the Portfolio.
[2]	Annualized. The Fund invests as a feeder fund in the S&P 500 Index Master Portfolio (the Portfolio). The expense table reflects the expenses of both the Fund and the Portfolio.